                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-4577

                      (Investment Company Act File Number)

                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  3/31/08

              Date of Reporting Period:  Six months ended 9/30/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Fund for U.S. Government Securities

Established 1969

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2007

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	9/30/2007
Net Asset Value, Beginning of Period	$7.68
Income From Investment Operations:
Net investment income	0.18
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.11
Less Distributions:
Distributions from net investment income	(0.18)
Distributions from paid-in capital	--
TOTAL DISTRIBUTIONS	(0.18)
Net Asset Value, End of Period	$7.61
Total Return [4]	1.50%

Ratios to Average Net Assets:
Net expenses	0.94	% [5]
Net investment income	4.90	% [5]
Expense waiver/reimbursement [6]	0.06	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$627,824
Portfolio turnover [7]	28%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Year Ended March 31,
2007	2006 [1]	2005	2004		2003
$7.57	$7.73	$7.93	$7.97		$7.77

0.37	0.34 [2]	0.34 [2]	0.33	[2]	0.40 [2]
0.09	(0.17)	(0.19)	(0.04)		0.24
0.46	0.17	0.15	0.29		0.64

(0.35)	(0.33)	(0.34)	(0.33)		(0.44)
--	--	(0.01)	(0.00	) [3]	--
(0.35)	(0.33)	(0.35)	(0.33)		(0.44)
$7.68	$7.57	$7.73	$7.93		$7.97
6.26%	2.24%	1.96%	3.70%		8.36%

0.93%	0.86%	0.91%	0.86%		0.88%
4.77%	4.39%	4.33%	4.17%		5.06%
0.05%	0.02%	0.02%	0.02%		0.02%

$652,110	$712,643	$777,354	$883,139		$997,941
87%	69%	73%	68%		300%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	9/30/2007
Net Asset Value, Beginning of Period	$7.68
Income From Investment Operations:
Net investment income	0.15
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.08
Less Distributions:
Distributions from net investment income	(0.15)
Distributions from paid-in capital	--
TOTAL DISTRIBUTIONS	(0.15)
Net Asset Value, End of Period	$7.61
Total Return [4]	1.12%

Ratios to Average Net Assets:
Net expenses	1.69	% [5]
Net investment income	4.13	% [5]
Expense waiver/reimbursement [6]	0.06	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$128,949
Portfolio turnover [8]	28%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

8 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Year Ended March 31,
2007	2006	[1]	2005		2004		2003
$7.56	$7.73		$7.93		$7.97		$7.77

0.30	0.29	[2]	0.28	[2]	0.27	[2]	0.34	[2]
0.11	(0.19)		(0.19)		(0.04)		0.24
0.41	0.10		0.09		0.23		0.58

(0.29)	(0.27)		(0.28)		(0.27)		(0.38)
--	--		(0.01)		(0.00	) [3]	--
(0.29)	(0.27)		(0.29)		(0.27)		(0.38)
$7.68	$7.56		$7.73		$7.93		$7.97
5.58%	1.31%		1.17%		2.91%		7.55%

1.69%	1.63%		1.68%		1.63%		1.65%
4.01%	3.69%		3.56%		3.39%		4.25%
0.04%	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]

$147,943	$188,747		$252,386		$349,850		$449,354
87%	69%		73%		68%		300%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	9/30/2007
Net Asset Value, Beginning of Period	$7.67
Income From Investment Operations:
Net investment income	0.15
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.09
Less Distributions:
Distributions from net investment income	(0.15)
Distributions from paid-in capital	--
TOTAL DISTRIBUTIONS	(0.15)
Net Asset Value, End of Period	$7.61
Total Return [4]	1.25%

Ratios to Average Net Assets:
Net expenses	1.69	% [5]
Net investment income	4.13	% [5]
Expense waiver/reimbursement [6]	0.06	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$40,428
Portfolio turnover [8]	28%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

8 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Year Ended March 31,
2007	2006	[1]	2005		2004		2003
$7.56	$7.73		$7.93		$7.97		$7.77

0.30	0.28	[2]	0.28	[2]	0.27	[2]	0.34	[2]
0.11	(0.18)		(0.19)		(0.04)		0.24
0.41	0.10		0.09		0.23		0.58

(0.30)	(0.27)		(0.28)		(0.27)		(0.38)
--	--		(0.01)		(0.00	) [3]	--
(0.30)	(0.27)		(0.29)		(0.27)		(0.38)
$7.67	$7.56		$7.73		$7.93		$7.97
5.47%	1.31%		1.17%		2.91%		7.55%

1.68%	1.63%		1.68%		1.63%		1.65%
4.02%	3.67%		3.56%		3.39%		4.25%
0.04%	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]

$42,926	$52,764		$70,798		$102,398		$128,524
87%	69%		73%		68%		300%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2007	Ending Account Value 9/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,015.00	$4.74
Class B Shares	$1,000	$1,011.20	$8.50
Class C Shares	$1,000	$1,012.50	$8.50
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.30	$4.75
Class B Shares	$1,000	$1,016.55	$8.52
Class C Shares	$1,000	$1,016.55	$8.52

1 Expenses are equal to the Fund's annualized net expense ratios multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.94%
Class B Shares	1.69%
Class C Shares	1.69%

Portfolio of Investments Summary Table

At September 30, 2007, the Fund's portfolio composition 1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	93.7%
Non-Agency Mortgage-Backed Securities	14.5%
Derivatives Contracts for U.S. Treasury Securities [2,3]	0.0%
Repurchase Agreement--Cash	1.7%
Repurchase Agreement--Collateral [4]	0.4%
Other Assets and Liabilities--Net [5]	(10.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 The impact of a derivative contract on the Fund's performance may be larger than its relative market value would indicate. In many cases, the value of securities underlying a derivative contract or the notional amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's derivative contracts, including such underlying or notional values, can be found in the table at the end of the Portfolio of Investments included in this Semi-Annual Report.

3 Represents less than 0.1%.

4 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2007 (unaudited)

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--78.8%
		Federal Home Loan Mortgage Corporation--44.1%
$44,775,373	[1]	4.500%, 6/1/2019	$43,334,484
115,378,464		5.000%, 2/1/2019 - 4/1/2036	111,495,028
180,283,574		5.500%, 5/1/2016 - 10/1/2037	177,205,631
15,616,943	[2]	6.000%, 10/1/2017 - 10/1/2037	15,788,294
788,405		7.000%, 12/1/2031	820,115
2,628,360		7.500%, 9/1/2013 - 9/1/2033	2,791,284
407,973		8.000%, 12/1/2029	439,778
254		11.000%, 12/1/2017	267
78		12.500%, 10/1/2012	85
403		12.750%, 10/1/2013	408
250		13.750%, 1/1/2011	282
14		14.000%, 12/1/2012	15
1,081		14.750%, 8/1/2011	1,226
636		15.500%, 8/1/2011	735
		TOTAL	351,877,632
		Federal National Mortgage Association--33.2%
22,437,519		4.500%, 12/1/2019 - 10/1/2037	21,080,099
56,622,295		5.000%, 5/1/2034 - 11/1/2035	54,200,589
54,207,291		5.500%, 12/1/2013 - 12/1/2035	53,213,024
102,200,700	[2]	6.000%, 10/1/2028 - 10/1/2037	102,703,529
29,592,658	[2]	6.500%, 4/1/2029 - 10/1/2037	30,149,764
2,656,575		7.000%, 8/1/2028 - 1/1/2032	2,775,689
168,172		7.500%, 1/1/2030 - 10/1/2031	177,610
11,294		11.000%, 10/1/2010	12,030
4,260		11.750%, 10/1/2015	4,952
74		12.000%, 1/1/2013	80
1,905		12.750%, 8/1/2014	2,199
613		13.000%, 8/1/2015	701
4,414		15.000%, 10/1/2012	5,189
		TOTAL	264,325,455
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--1.5%
$7,780,607		6.500%, 12/15/2031	$7,987,848
2,600,190		7.500%, 12/15/2023 - 7/15/2030	2,753,008
484,702		8.250%, 5/15/2030 - 10/15/2030	525,708
144,377		8.375%, 8/15/2030	156,748
190,350		8.500%, 12/15/2029	207,995
392		11.250%, 9/20/2015	455
44,837		11.750%, 7/15/2013	51,234
		TOTAL	11,682,996
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $620,484,805)	627,886,083
		COLLATERALIZED MORTGAGE OBLIGATIONS--22.7%
		Federal Home Loan Mortgage Corporation--5.0%
15,933,493		6.083%, 5/15/2036, REMIC 3160 FD	15,798,984
11,957,197		6.063%, 6/15/2036, REMIC 3175 FE	11,852,609
8,000,000		6.133%, 7/15/2036, REMIC 3179 FP	8,003,547
4,093,352		6.153%, 8/15/2036, REMIC 3206 FE	4,076,459
		TOTAL	39,731,599
		Federal National Mortgage Association--3.2%
2,506,524		5.381%, 10/25/2031, REMIC 2005-63 FC	2,477,458
3,491,176		5.531%, 6/25/2036, REMIC 2006-43 FL	3,484,140
10,801,855		5.431%, 7/25/2036, REMIC 2006-58 FP	10,732,666
4,440,487		5.481%, 9/25/2036, REMIC 2006-81 FB	4,419,947
4,897,316		5.511%, 10/25/2036, REMIC 2006-93 FM	4,866,170
		TOTAL	25,980,381
		Non-Agency Mortgage--14.5%
7,965,078		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	7,875,071
2,885,890		CHASE Mortgage Finance Corp. 2003-S11, Class 1A1, 5.000%, 10/25/2033	2,658,626
8,304,291		CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020	8,074,933
7,979,183		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	8,011,479
7,370,948		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 8/25/2037	7,450,757
7,175,000		Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 9/25/2037	7,188,453
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$4,735,985		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	$4,686,762
5,204,182		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	5,060,541
5,820,357		First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021	5,709,161
9,453,107		First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.526%, 11/25/2034	9,312,911
6,352,001		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 5.520%, 4/25/2036	6,105,197
6,944,348		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	6,976,903
6,994,915		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	7,022,525
8,000,000		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	7,890,000
7,984	[3]	Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	5,589
839,017	[3]	Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 1/26/2031	646,043
9,636,937	[3]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 4/15/2028	334,305
6,750,773	[3]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	879,693
7,015,370		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	6,789,211
4,875,444		Washington Mutual 2006-AR1, Class 2A1B, 6.099%, 1/25/2046	4,703,658
7,907,553		Wells Fargo Mortgage Backed Securities Trust 2007-11, Class A96, 6.000%, 8/25/2037	7,818,258
		TOTAL	115,200,076
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $182,051,091)	180,912,056
		ADJUSTABLE RATE MORTGAGES--6.7%
		Federal Home Loan Mortgage Corporation--1.3%
10,840,026		5.408%, 1/1/2036, ARM	10,822,763
		Federal National Mortgage Association--5.4%
30,990,316		5.690%, 12/1/2036 - 3/1/2037, ARM	31,232,747
11,637,046		5.770%, 2/1/2037, ARM	11,755,959
		TOTAL	42,988,706
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $53,849,236)	53,811,469
Principal Amount			Value
		REPURCHASE AGREEMENTS--2.1%
$3,253,000	[4]	Interest in $83,201,000 joint repurchase agreement 5.10%, dated 9/13/2007 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/25/2037 for $83,531,031 on 10/11/2007. The market value of the underlying securities at the end of the period was $85,697,253 (segregated pending settlement of dollar-roll transactions).	$3,253,000
13,227,000		Interest in $1,600,000,000 joint repurchase agreement 5.10%, dated 9/28/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/25/2038 for $1,600,680,000 on 10/1/2007. The market value of the underlying securities at the end of the period was $1,638,545,162.	13,227,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	16,480,000
		TOTAL INVESTMENTS--110.3% (IDENTIFIED COST $872,865,132) [5]	879,089,608
		OTHER ASSETS AND LIABILITIES - NET--(10.3)%	(81,888,383)
		TOTAL NET ASSETS--100%	$797,201,225

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

2 All or a portion of these securities are subject to dollar-roll transactions.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2007, these restricted securities amounted to $1,865,630, which represented 0.2% of total net assets.

4 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

5 Also represents cost for federal tax purposes.

At September 30, 2007, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[6] U.S. Treasury Notes 2 Year Long Futures	170	$ 18,928,438	December 2007	$ 16,657
[6] U.S. Treasury Bond Short Futures	508	$105,179,813	December 2007	$268,057
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$284,714

6 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $872,865,132)		$879,089,608
Cash		348
Income receivable		3,637,062
Receivable for investments sold		42,569,817
Receivable for shares sold		354,160
TOTAL ASSETS		925,650,995
Liabilities:
Payable for investments purchased	$125,330,426
Payable for shares redeemed	1,616,977
Income distribution payable	838,741
Payable for daily variation margin	23,812
Payable for distribution services fee (Note 5)	104,711
Payable for shareholder services fee (Note 5)	302,074
Accrued expenses	233,029
TOTAL LIABILITIES		128,449,770
Net assets for 104,765,717 shares outstanding		$797,201,225
Net Assets Consist of:
Paid-in capital		$851,784,145
Net unrealized appreciation of investments and futures contracts		6,509,190
Accumulated net realized loss on investments and futures contracts		(61,697,615)
Undistributed net investment income		605,505
TOTAL NET ASSETS		$797,201,225
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($627,824,485 ÷ 82,502,383 shares outstanding), no par value, unlimited shares authorized		$7.61
Offering price per share (100/95.50 of $7.61) [1]		$7.97
Redemption proceeds per share		$7.61
Class B Shares:
Net asset value per share ($128,948,630 ÷ 16,948,725 shares outstanding), no par value, unlimited shares authorized		$7.61
Offering price per share		$7.61
Redemption proceeds per share (94.50/100 of $7.61) [1]		$7.19
Class C Shares:
Net asset value per share ($40,428,110 ÷ 5,314,609 shares outstanding), no par value, unlimited shares authorized		$7.61
Offering price per share		$7.61
Redemption proceeds per share (99.00/100 of $7.61) [1]		$7.53

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2007 (unaudited)

Investment Income:
Interest			$23,781,653
Expenses:
Investment adviser fee (Note 5)		$2,050,021
Administrative personnel and services fee (Note 5)		321,956
Custodian fees		21,948
Transfer and dividend disbursing agent fees and expenses		498,469
Directors'/Trustees' fees		5,851
Auditing fees		10,501
Legal fees		10,100
Portfolio accounting fees		70,916
Distribution services fee--Class B Shares (Note 5)		512,674
Distribution services fee--Class C Shares (Note 5)		153,140
Shareholder services fee--Class A Shares (Note 5)		784,334
Shareholder services fee--Class B Shares (Note 5)		170,936
Shareholder services fee--Class C Shares (Note 5)		49,556
Share registration costs		21,410
Printing and postage		31,876
Insurance premiums		5,240
Miscellaneous		7,636
TOTAL EXPENSES		4,726,564
Waivers (Note 5):
Waiver of investment adviser fee	$(212,636)
Waiver of administrative personnel and services fee	(11,417)
TOTAL WAIVERS		(224,053)
Net expenses			4,502,511
Net investment income			19,279,142
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(3,002,219)
Net realized gain on futures contracts			75,626
Net change in unrealized appreciation of investments			(5,172,427)
Net change in unrealized appreciation of futures contracts			284,714
Net realized and unrealized loss on investments and futures contracts			(7,814,306)
Change in net assets resulting from operations			$11,464,836

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2007	Year Ended 3/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,279,142	$40,879,354
Net realized loss on investments and futures contracts	(2,926,593)	(11,073,249)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(4,887,713)	22,070,832
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,464,836	51,876,937
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(15,267,793)	(31,089,853)
Class B Shares	(2,748,292)	(6,369,795)
Class C Shares	(823,984)	(1,860,845)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,840,069)	(39,320,493)
Share Transactions:
Proceeds from sale of shares	47,846,688	82,723,258
Net asset value of shares issued to shareholders in payment of distributions declared	13,674,201	28,574,676
Cost of shares redeemed	(99,923,406)	(235,029,250)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(38,402,517)	(123,731,316)
Change in net assets	(45,777,750)	(111,174,872)
Net Assets:
Beginning of period	842,978,975	954,153,847
End of period (including undistributed net investment income of $605,505 and $166,432, respectively)	$797,201,225	$842,978,975

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2007 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for investments in other open-end registered investment companies, based on net asset value; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund may purchase and sell financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended September 30, 2007, the Fund had net realized gains on futures contracts of $75,626.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Dollar-Roll Transactions

The Fund enters into dollar-roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar-roll transactions, which are treated as purchase and sales, will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return. Dollar-rolls are subject to interest rate and credit risks.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at September 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$ 6,791
Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 1/26/2031	1/29/2002	$ 629,504
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 4/15/2028	4/20/1999 - 5/25/1999	$ 371,454
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$1,340,431

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 9/30/2007		Year Ended 3/31/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,281,676	$40,119,752	9,061,544	$69,001,476
Shares issued to shareholders in payment of distributions declared	1,452,125	11,018,106	2,957,802	22,515,919
Shares redeemed	(9,178,796)	(69,725,709)	(21,236,679)	(161,533,935)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,444,995)	$(18,587,851)	(9,217,333)	$(70,016,540)

	Six Months Ended 9/30/2007		Year Ended 3/31/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	509,904	$3,855,405	619,609	$4,706,583
Shares issued to shareholders in payment of distributions declared	282,615	2,143,165	651,111	4,954,982
Shares redeemed	(3,118,811)	(23,685,371)	(6,945,767)	(52,835,642)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,326,292)	$(17,686,801)	(5,675,047)	$(43,174,077)

	Six Months Ended 9/30/2007		Year Ended 3/31/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	510,481	$3,871,531	1,184,833	$9,015,199
Shares issued to shareholders in payment of distributions declared	67,651	512,930	145,067	1,103,775
Shares redeemed	(857,713)	(6,512,326)	(2,710,412)	(20,659,673)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(279,581)	$(2,127,865)	(1,380,512)	$(10,540,699)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,050,868)	$(38,402,517)	(16,272,892)	$(123,731,316)

4. FEDERAL TAX INFORMATION

At September 30, 2007, the cost of investments for federal tax purposes was $872,865,132. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $6,224,476. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,634,061 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,409,585.

At March 31, 2007, the Fund had a capital loss carryforward of $59,510,029 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 3,778,036
2009	$15,427,201
2012	$ 3,247,713
2013	$10,382,357
2014	$ 4,881,984
2015	$21,792,738

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to: (a) a maximum of 0.25% of the average daily net assets of the Fund; and (b) 4.50% of gross income of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2007, the Adviser voluntarily waived $212,636 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $11,417 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2007, FSC retained $18,706 of fees paid by the Fund.

Sales Charges

For the six months ended September 30, 2007, FSC retained $4,691 in sales charges from the sale of Class A Shares. FSC also retained $4,993 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended September 30, 2007, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.94%, 1.69% and 1.69%, respectively, for the fiscal year ending March 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after May 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended September 30, 2007, were as follows:

Purchases	$78,504,506
Sales	$6,688,821

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of September 30, 2007, there were no outstanding loans. During the six months ended September 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2007, there were no outstanding loans. During the six months ended September 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was at the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C704
Cusip 31420C803
Cusip 31420C886

8110105 (11/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Real Return Bond Fund

Established 2006

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2007

Class A Shares
Class C Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2007		Period Ended 3/31/2007	[1]
Net Asset Value, Beginning of Period	$10.18		$10.00
Income From Investment Operations:
Net investment income	0.38		0.07
Net realized and unrealized gain (loss) on investments	(0.01)		0.19
TOTAL FROM INVESTMENT OPERATIONS	0.37		0.26
Less Distributions:
Distributions from net investment income	(0.38)		(0.08)
Net Asset Value, End of Period	$10.17		$10.18
Total Return [2]	3.80%		2.58%

Ratios to Average Net Assets:
Net expenses	0.70	% [3]	0.70	% [3]
Net investment income	7.65	% [3]	1.58	% [3]
Expense waiver/reimbursement [4]	14.68	% [3]	17.28	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$280		$103
Portfolio turnover	0%		0%

1 Reflects operations for the period from October 18, 2006 (date of initial public investment) to March 31, 2007.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2007		Period Ended 3/31/2007	[1]
Net Asset Value, Beginning of Period	$10.18		$10.00
Income From Investment Operations:
Net investment income	0.35		0.02
Net realized and unrealized gain (loss) on investments	(0.01)		0.22
TOTAL FROM INVESTMENT OPERATIONS	0.34		0.24
Less Distributions:
Distributions from net investment income	(0.35)		(0.06)
Net Asset Value, End of Period	$10.17		$10.18
Total Return [2]	3.42%		2.44%

Ratios to Average Net Assets:
Net expenses	1.45	% [3]	1.44	% [3]
Net investment income	6.89	% [3]	0.84	% [3]
Expense waiver/reimbursement [4]	14.68	% [3]	17.28	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$94		$31
Portfolio turnover	0%		0%

1 Reflects operations for the period from October 18, 2006 (date of initial public investment) to March 31, 2007.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2007		Period Ended 3/31/2007	[1]
Net Asset Value, Beginning of Period	$10.18		$10.00
Income From Investment Operations:
Net investment income	0.40		0.08
Net realized and unrealized gain (loss) on investments	(0.01)		0.18
TOTAL FROM INVESTMENT OPERATIONS	0.39		0.26
Less Distributions:
Distributions from net investment income	(0.40)		(0.08)
Net Asset Value, End of Period	$10.17		$10.18
Total Return [2]	3.93%		2.62%

Ratios to Average Net Assets:
Net expenses	0.45	% [3]	0.45	% [3]
Net investment income	7.89	% [3]	1.83	% [3]
Expense waiver/reimbursement [4]	14.68	% [3]	17.28	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,779		$2,545
Portfolio turnover	0%		0%

1 Reflects operations for the period from October 18, 2006 (date of initial public investment) to March 31, 2007.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2007	Ending Account Value 9/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,038.00	$3.57
Class C Shares	$1,000	$1,034.20	$7.37
Institutional Shares	$1,000	$1,039.30	$2.29
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.50	$3.54
Class C Shares	$1,000	$1,017.75	$7.31
Institutional Shares	$1,000	$1,022.75	$2.28

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.70%
Class C Shares	1.45%
Institutional Shares	0.45%

Portfolio of Investments Summary Table

At September 30, 2007, the Fund's portfolio composition 1 was as follows:

Type of Investments	Percentage of Total Net Assets [2]
Inflation-Protected U.S. Treasury and Agency Securities	100.4%
Cash Equivalents [3]	7.1%
Other Assets and Liabilities--Net [4]	(7.5)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these securities in which the fund invests.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated company. Accordingly, the percentages of the total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2007 (unaudited)

Shares			Value
		MUTUAL FUNDS--105.6% [1]
311,745		Federated Inflation-Protected Securities Core Fund	$3,170,451
160,227	[2]	Prime Value Obligations Fund, Institutional Shares, 5.27%	160,227
		TOTAL INVESTMENTS--105.6% (IDENTIFIED COST $3,282,183) [3]	3,330,678
		OTHER ASSETS AND LIABILITIES - NET--(5.6)%	(177,754)
		TOTAL NET ASSETS--100%	$3,152,924

1 Affiliated companies.

2 7-Day net yield.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2007 (unaudited)

Assets:
Total investments in affiliated issuers (Note 5), at value (identified cost $3,282,183)		$3,330,678
Income receivable		6,491
TOTAL ASSETS		3,337,169
Liabilities:
Payable for administrative personnel and services fee (Note 5)	$15,167
Payable for auditing fees	36,750
Payable for legal fees	4,234
Payable for portfolio accounting fees	41,587
Payable for distribution services fee (Note 5)	60
Payable for shareholder services fee (Note 5)	203
Payable for share registration costs	73,527
Income distribution payable	5,278
Accrued expenses	7,439
TOTAL LIABILITIES		184,245
Net assets for 310,152 shares outstanding		$3,152,924
Net Assets Consist of:
Paid-in capital		$3,103,951
Net unrealized appreciation of investments		48,495
Undistributed net investment income		478
TOTAL NET ASSETS		$3,152,924
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($280,128 ÷ 27,556 shares outstanding), no par value, unlimited shares authorized		$10.17
Offering price per share (100/95.50 of $10.17) [1]		$10.65
Redemption proceeds per share		$10.17
Class C Shares:
Net asset value per share ($94,135 ÷ 9,258 shares outstanding), no par value, unlimited shares authorized		$10.17
Offering price per share		$10.17
Redemption proceeds per share (99.00/100 of $10.17) [1]		$10.07
Institutional Shares:
Net asset value per share ($2,778,661 ÷ 273,338 shares outstanding), no par value, unlimited shares authorized		$10.17
Offering price per share		$10.17
Redemption proceeds per share		$10.17

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2007 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)			$122,390
Expenses:
Investment adviser fee (Note 5)		$5,872
Administrative personnel and services fee (Note 5)		115,001
Custodian fees		1,167
Transfer and dividend disbursing agent fees and expenses		13,843
Auditing fees		12,250
Legal fees		3,907
Portfolio accounting fees		32,974
Distribution services fee--Class C Shares (Note 5)		200
Shareholder services fee--Class A Shares (Note 5)		220
Shareholder services fee--Class C Shares (Note 5)		67
Share registration costs		23,135
Printing and postage		10,154
Insurance premiums		3,046
Miscellaneous		680
TOTAL EXPENSES		222,516
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(5,872)
Waiver of administrative personnel and services fee	(22,485)
Reimbursement of other operating expenses	(187,068)
TOTAL WAIVERS AND REIMBURSEMENTS		(215,425)
Net expenses			7,091
Net investment income			115,299
Net change in unrealized appreciation of investments			3,393
Change in net assets resulting from operations			$118,692

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2007	Period Ended 3/31/2007 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$115,299	$20,999
Net change in unrealized appreciation/depreciation of investments	3,393	45,102
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	118,692	66,101
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,987)	(240)
Class C Shares	(1,361)	(171)
Institutional Shares	(107,574)	(20,487)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(114,922)	(20,898)
Share Transactions:
Proceeds from sale of shares	630,231	2,633,476
Net asset value of shares issued to shareholders in payment of distributions declared	10,406	172
Cost of shares redeemed	(170,232)	(102)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	470,405	2,633,546
Change in net assets	474,175	2,678,749
Net Assets:
Beginning of period	2,678,749	0
End of period (including undistributed net investment income of $478 and $101, respectively)	$3,152,924	$2,678,749

1 Reflects operations for the period from October 18, 2006 (date of initial public investment) to March 31, 2007.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2007 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Real Return Bond Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income and real (after inflation) total returns.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for investments in other open-end registered investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Federated Inflation-Protected Securities Core Fund (IPCORE), a portfolio of Core Trust, is to provide total return consistent with investment in inflation-protected securities. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. The financial statements of IPCORE are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 100.5% of its net assets at September 30, 2007. The financial statements of IPCORE should be read in conjunction with the Fund's financial statements. The valuation of securities held by IPCORE is discussed in the notes to its financial statements.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 9/30/2007		Period Ended 3/31/2007 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	21,156	$211,248	10,141	$103,329
Shares issued to shareholders in payment of distributions declared	158	1,581	--	--
Shares redeemed	(3,899)	(39,010)	--	--
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	17,415	$173,819	10,141	$103,329

	Six Months Ended 9/30/2007		Period Ended 3/31/2007 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	19,060	$190,660	2,991	$30,047
Shares issued to shareholders in payment of distributions declared	127	1,276	17	172
Shares redeemed	(12,937)	(131,222)	--	--
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	6,250	$60,714	3,008	$30,219

	Six Months Ended 9/30/2007		Period Ended 3/31/2007 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	22,581	$228,323	250,010	$2,500,100
Shares issued to shareholders in payment of distributions declared	757	7,549	--	--
Shares redeemed	--	--	(10)	(102)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	23,338	$235,872	250,000	$2,499,998
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	47,003	$470,405	263,149	$2,633,546

1 Reflects operations for the period from October 18, 2006 (date of initial public investment) to March 31, 2007.

4. FEDERAL TAX INFORMATION

At September 30, 2007, the cost of investments for federal tax purposes was $3,282,183. The net unrealized appreciation of investments for federal tax purposes was $48,495.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended September 30, 2007, the Adviser voluntarily waived $5,813 of its fee and voluntarily reimbursed $187,068 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2007, the net fee paid to FAS was 6.303% of average daily net assets of the Fund. FAS waived $22,485 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2007, FSC retained $200 of fees paid by the Fund. For the six months ended September 30, 2007, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended September 30, 2007, FSC retained $735 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended September 30, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended September 30, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee, but excluding "Acquired Fund Fees and Expenses") paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.70%, 1.45% and 0.45%, respectively, for the fiscal year ending March 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after May 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended September 30, 2007, the Adviser reimbursed $59 in connection with the affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended September 30, 2007 are as follows:

Affiliates	Balance of Shares Held 3/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2007	Value	Dividend Income
Federated Inflation-Protected Securities Core Fund	272,080	39,665	--	311,745	$3,170,451	$118,725
Prime Value Obligations Fund, Institutional Shares	48,095	710,728	598,596	160,227	$ 160,227	$ 3,665
TOTAL OF AFFILIATED TRANSACTIONS	320,175	750,393	598,596	471,972	$3,330,678	$122,390

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2007, were as follows:

Purchases	$400,000
Sales	$--

7. RISKS OF INVESTING IN UNDERLYING FUNDS

Each of the underlying Funds in which the Fund invests has its own investment risks, and these risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of September 30, 2007, there were no outstanding loans. During the six months ended September 30, 2007, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2007, there were no outstanding loans. During the six months ended September 30, 2007, the program was not utilized.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Financial Highlights - Federated Inflation-Protected Securities Core Fund

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2007	Period Ended 12/31/2006	[1]
Net Asset Value, Beginning of Period	$10.00	$10.00
Income From Investment Operations:
Net investment income (loss)	0.35	(0.03	) [2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.17)	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.01
Less Distributions:
Distributions from net investment income	(0.35)	--
Distributions from capital	--	(0.01)
TOTAL DISTRIBUTIONS	(0.35)	(0.01)
Net Asset Value, End of Period	$9.83	$10.00
Total Return [3]	1.79%	0.13%

Ratios to Average Net Assets:
Net expenses [4]	0.05%	0.05%
Net investment income (loss) [4]	7.38%	(1.69)%
Expense waiver/reimbursement [4,5]	8.78%	12.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,899	$2,400
Portfolio turnover	4%	25%

1 Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example - Federated Inflation-Protected Securities Core Fund

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,017.90	$0.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.55	$0.25

1 Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table - Federated Inflation-Protected Securities Core Fund

At June 30, 2007, the Fund's portfolio composition 1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities (TIPS)	97.1%
Derivative Contracts--U.S. Treasury Futures [2]	0.0%
Cash Equivalents [3]	4.2%
Other Assets and Liabilities--Net [4]	(1.3)%
TOTAL	100.0%

1 See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.

2 Based upon net unrealized appreciation (depreciation) on the derivative contracts. The impact of a derivative contract on the Fund's performance may be larger than its net unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's derivative contracts, including unrealized appreciation (depreciation) on notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report. Represents less than 0.1%.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments - Federated Inflation-Protected Securities Core Fund

June 30, 2007 (unaudited)

Principal Amount			Value
		U.S. TREASURY--97.1%
		Treasury Securities--97.1%
$153,702		U.S. Treasury Inflation Protected Bond, 2.375%, 1/15/2027	$147,533
295,393		U.S. Treasury Inflation Protected Bond, 3.875%, 4/15/2029	356,733
361,766		U.S. Treasury Inflation Protected Bond, 2.375%, 1/15/2025	347,973
214,939		U.S. Treasury Inflation Protected Note, 4.250%, 1/15/2010	223,132
107,101		U.S. Treasury Inflation Protected Note, 3.875%, 1/15/2009	108,850
234,853		U.S. Treasury Inflation Protected Note, 2.000%, 1/15/2014	225,838
218,637		U.S. Treasury Inflation Protected Note, 2.000%, 1/15/2016	207,874
385,012		U.S. Treasury Inflation Protected Note, 3.000%, 7/15/2012	392,335
376,908	[1]	U.S. Treasury Inflation Protected Note, 1.875%, 7/15/2013	361,685
245,423		U.S. Treasury Inflation Protected Note, 0.875%, 4/15/2010	233,145
223,098		U.S. Treasury Inflation Protected Note, 1.875%, 7/15/2015	210,928
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,868,336)	2,816,026
Shares			Value
		MUTUAL FUND--4.2%
121,479	[2,3]	Government Obligations Fund, Institutional Shares, 5.14% (AT NET ASSET VALUE)	$121,479
		TOTAL INVESTMENTS--101.3% (IDENTIFIED COST $2,989,815) [4]	2,937,505
		OTHER ASSETS AND LIABILITIES - NET--(1.3)%	(38,879)
		TOTAL NET ASSETS--100%	$2,898,626

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

At June 30, 2007, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[5] U.S. Treasury Notes 5 Year Long Futures	1	$ 104,078	September 2007	$ (715)
[5] U.S. Treasury Notes 2 Year Long Futures	6	$1,222,688	September 2007	$(2,178)
[5] U.S. Treasury Bond Short Futures	2	$ 215,500	September 2007	$ 3,024
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$ 131

5 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities - Federated Inflation-Protected Securities Core Fund

June 30, 2007 (unaudited)

Assets:
Total investments in securities, at value including $121,479 of investments in an affiliated issuer (Note 5) (identified cost $2,989,815)		$2,937,505
Income receivable		29,340
Receivable for daily variation margin		156
TOTAL ASSETS		2,967,001
Liabilities:
Income distribution payable	$24,666
Payable for transfer and dividend disbursing agent fees and expenses	8,009
Payable for auditing fees	10,414
Payable for legal fees	5,098
Payable for portfolio accounting fees	19,544
Accrued expenses	644
TOTAL LIABILITIES		68,375
Net assets for 294,897 shares outstanding		$2,898,626
Net Assets Consist of:
Paid-in capital		$2,951,032
Net unrealized depreciation of investments and futures contracts		(52,179)
Accumulated net realized loss on investments and futures contracts		(267)
Undistributed net investment income		40
TOTAL NET ASSETS		$2,898,626
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,898,626 ÷ 294,897 shares outstanding, no par value, unlimited shares authorized		$9.83

See Notes which are an integral part of the Financial Statements

Statement of Operations - Federated Inflation-Protected Securities Core Fund

Six Months Ended June 30, 2007 (unaudited)

Investment Income:
Interest			$98,195
Dividends (received from an affiliated issuer) (Note 5)			1,687
TOTAL INCOME			99,882
Expenses:
Administrative personnel and services fee (Note 5)		$74,384
Custodian fees		874
Transfer and dividend disbursing agent fees and expenses		6,631
Auditing fees		10,414
Legal fees		4,719
Portfolio accounting fees		18,574
Printing and postage		111
Insurance premiums		2,983
Miscellaneous		5
TOTAL EXPENSES		118,695
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(74,384)
Reimbursement of other operating expenses	(43,573)
TOTAL WAIVER AND REIMBURSEMENT		(117,957)
Net expenses			738
Net investment income			99,144
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			3,003
Net realized loss on futures contracts			(3,270)
Net change in unrealized appreciation of investments			(56,052)
Net change in unrealized appreciation of futures contracts			131
Net realized and unrealized loss on investments and futures contracts			(56,188)
Change in net assets resulting from operations			$42,956

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets - Federated Inflation-Protected Securities Core Fund

	Six Months Ended (unaudited) 6/30/2007	Period Ended 12/31/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$99,144	$(8,266)
Net realized gain (loss) on investments and futures contracts	(267)	7,343
Net change in unrealized appreciation/depreciation of investments and futures contracts	(55,921)	3,742
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	42,956	2,819
Distributions to Shareholders:
Distributions from net investment income	(99,104)	--
Distributions from capital	--	(3,044)
TOTAL DISTRIBUTIONS	(99,104)	(3,044)
Share Transactions:
Proceeds from sale of shares	555,000	2,400,100
Cost of shares redeemed	(101)	--
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	554,899	2,400,100
Change in net assets	498,751	2,399,875
Net Assets:
Beginning of period	2,399,875	--
End of period (including undistributed net investment income of $40 and $0, respectively)	$2,898,626	$2,399,875

1 Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements - Federated Inflation-Protected Securities Core Fund

June 30, 2007 (unaudited)

1. ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Inflation-Protected Securities Core Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total returns consistent with investment in inflation-protected securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities, including TIPS, furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Inflation/deflation adjustments on TIPS are included in interest income. Distributions from net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended June 30, 2007, the Fund had net realized losses on futures contracts of $3,270.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2007	Period Ended 12/31/2006 [1]
Shares sold	54,897	240,010
Shares redeemed	(10)	--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	54,887	240,010

1 Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.

4. FEDERAL TAX INFORMATION

At June 30, 2007, the cost of investments for federal tax purposes was $2,989,815. The net unrealized depreciation of investments excluding any appreciation resulting from futures contracts for federal tax purposes was $52,310. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $249 and net unrealized depreciation from investments for those securities having an excess of cost over value of $52,559.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2007, the Adviser voluntarily reimbursed $43,573 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, FAS waived its entire fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2007 are as follows:

Affiliate	Balance of Shares Held 12/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2007	Value	Dividend Income
Government Obligations Fund, Institutional Shares	--	235,355	113,876	121,479	$121,479	$1,687

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the program was not utilized.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED REAL RETURN BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund, and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C779
Cusip 31420C761
Cusip 31420C753

37635 (11/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 20, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        NOVEMBER 20, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 20, 2007